Current and long-term debt - ABN AMRO/K-Sure credit facility (Details)	1 Months Ended
	May 31, 2020	Sep. 30, 2017 USD ($) vessel tranche	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term	5 years
Debt outstanding			$ 2,415,326,000	$ 2,552,473,000
ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche		2
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		135.00%
Deposit in debt service reserve account			500,000
Debt outstanding			$ 40,600,000	$ 43,700,000
ABN AMRO / K-Sure Credit Facility - Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 11,500,000
ABN AMRO / K-Sure Credit Facility - Commercial Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					2.75%
ABN AMRO / K-Sure Credit Facility - K-Sure Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 43,800,000
Periodic borrowing payment amount		$ 1,000,000.0
Borrowings instrument term		12 years
ABN AMRO / K-Sure Credit Facility - K-Sure Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					1.80%
Consolidated Liquidity Requirement - Scenario One [Member] | ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
STI Precision And STI Prestige [Member] | Vessels [member] | ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel		2